FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Disclosure of Liquidity Risk (Details) - CAD ($)	May 31, 2025	May 31, 2024
Disclosure of detailed information about financial instruments [line items]
Trade payables and other current liabilities	$ 468,037	$ 461,947
Lease liability	170,953	$ 138,586
Liquidity Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and other current liabilities	468,037
Lease liability	170,953
Total expected maturities	638,990
Liquidity Risk [Member] | Due Prior to 2026 [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and other current liabilities	468,037
Lease liability	60,621
Total expected maturities	528,658
Liquidity Risk [Member] | Due Prior to 2027 [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and other current liabilities	0
Lease liability	66,829
Total expected maturities	66,829
Liquidity Risk [Member] | Due Prior to 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and other current liabilities	0
Lease liability	43,503
Total expected maturities	$ 43,503